RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2010
Service charge per day			$ 1,000
Notes payable to related parties	$ 2,593,489		2,593,489
Sales revenue	197,204	$ 400,000	405,154	$ 937,080
Mr.Peter Brennan [Member]
Notes payable to related parties	2,498,980		2,498,980
Borad Members [Member]
Notes payable to related parties	$ 100,000		$ 100,000
Mr.Stephen J.D'Amato, M.D (Calmar Pain Relief, LLC.) [Member]
Sales revenue					$ 550,000